Benefit Plans - Share Information for the ESOP (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares at beginning of the year	417,086	411,411
Shares released for allocation during the year		23,635
Net shares distributed due to retirement/diversification	(18,982)	(17,960)
Total ESOP shares	398,104	417,086